Share-based plans - Long-term incentive program 2011 (Details)	9 Months Ended
Sep. 30, 2018 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awarded (in shares) | shares	614,971
Total fair value | €	€ 49,536,000
Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awarded (in shares) | shares	62,678
Total fair value | €	€ 5,049,000